Exhibit 99.1

			Exhibit B of Servicing Agreement
Semi-Annual Servicer’s Certificate
AEP Texas Restoration Funding LLC
AEP Texas Inc., as Servicer

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement dated as of September 18, 2019 (the "Servicing
Agreement"), between, AEP TEXAS INC., as Servicer and AEP TEXAS RESTORATION FUNDING LLC, as Issuer, the Servicer does hereby certify, for the Feb 1, 2021 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

	Collection Periods:	August 2020	to	January 2021
	Payment Date:		2/1/21
1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the 08/20 collection period (1)		2,598,397.30

ii.	Remittances for the 09/20 collection period		2,825,093.50

iii.	Remittances for the 10/20 collection period		2,802,636.62

iv.	Remittances for the 11/20 collection period		2,254,060.92

v.	Remittances for the 12/20 collection period		2,290,285.64

vi.	Remittances for the 01/21 collection period (2)		1,896,447.95

vii.	Investment Earnings on Collection Account

viii.	Investment Earnings on Capital Subaccount		205.79

ix.	Investment Earnings on Excess Funds Subaccount		223.22

x.	Investment Earnings on General Subaccount		1,272.08

xi.	General Subaccount Balance (sum of i through x above)		14,668,623.02

xii.	Excess Funds Subaccount Balance as of Prior Payment Date		817,200.55

xiii.	Capital Subaccount Balance as of Prior Payment Date		1,176,410.00

xiv.	Collection Account Balance (sum of xii through xiii above)		16,662,233.57

(1)			Includes amounts calculated for the Reconciliation Period for the prior Collection Period, which was settled in August-2020.

(2)			Does not include the reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period.

			Exhibit B of Servicing Agreement
2. Outstanding Amounts as of Prior Payment Date:

Tranche
i.	Tranche A-1 Outstanding Amount				103,240,917.03
ii.	Tranche A-2 Outstanding Amount				117,641,000.00
iii.	Aggregate Outstanding Amount of all Tranches of Notes				220,881,917.03

3. Required Funding/Payments as of Current Payment Date:
					Principal
					Due
Tranche

i.	Tranche A-1				11,204,541.16
ii.	Tranche A-2				0.00
iii.	For all Tranches of Notes				11,204,541.16

	Tranche	Interest Rate	Days in interest Period(1)	Principal Balance	Interest Due
iv.	Tranche A-1	2.0558%	180	103,240,917.03	1,061,213.39
v.	Tranche A-2	2.2939%	180	117,641,000.00	1,349,283.45
vi.	For all Tranches of Notes				2,410,496.84

				Required Level	Funding Required
vii.	Capital Subaccount			1,176,410.00	0.00

				1,176,410.00	0.00

Notes:
(1) On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

		Exhibit B of Servicing Agreement
4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.		Trustee Fees and Expenses	0.00

ii.		Servicing Fee	117,641.00

iii.		Administration Fee	50,000.00

iv.		Operating Expenses	51,000.00

v.		Semi-Annual Interest (including any past-due for prior periods)	2,410,496.84

			Per $1000 of Original
	Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Interest Payment	1,061,213.39	$9.02
2.	Tranche A-2 Interest Payment	1,349,283.45	$11.47
		2,410,496.84

vi.		Principal Due and Payable as a Result of Event of Default or on Final Maturity Date	0.00

			Per $1000 of Original
	Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Principal Payment	0.00	$0.00
2.	Tranche A-2 Principal Payment	0.00	$0.00
		0.00

vii.		Semi-Annual Principal	11,204,541.16

			Per $1000 of Original
	Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Principal Payment	11,204,541.16	$95.24
2.	Tranche A-2 Principal Payment	0.00	$0.00
		11,204,541.16

		Exhibit B of Servicing Agreement
4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture (continued):

viii.	Funding of Capital Subaccount (to required level)	1,176,410.00

ix.	Investment Earnings on Capital Subaccount Released to Note Issuer	205.79

x.	Deposit to Excess Funds Subaccount	1,651,938.78

xi.	Released to Note Issuer upon Retirement of all Notes	0.00

xii.	Aggregate Remittances as of Current Payment Date	16,662,233.57

5. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	817,423.77

ii.	Capital Subaccount	1,176,615.79

iii.	Total Withdrawals	1,994,039.56

6. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

Tranche
i.	Tranche A-1 Outstanding Amount	92,036,375.87
ii.	Tranche A-2 Outstanding Amount	117,641,000.00
iii.	Aggregate Outstanding Amount of all Tranches of Notes	209,677,375.87

iv.	Excess Funds Subaccount Balance	1,651,938.78

v.	Capital Subaccount Balance	1,176,410.00

vi.	Aggregate Collection Account Balance	2,828,348.78

			Exhibit B of Servicing Agreement
7. Shortfalls In Interest and Principal Payments as of Current Payment Date:			0.00

i. Semi-annual Interest

Tranche

1.		Tranche A-1 Interest Payment	0.00
2.		Tranche A-2 Interest Payment	0.00
			0.00

ii. Semi-annual Principal

Tranche

1.		Tranche A-1 Principal Payment	0.00
2.		Tranche A-2 Principal Payment	0.00
			0.00

8. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount		0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semi-Annual

Servicer’s Certificate this 28th day of January, 2021.

/s/ Renee V Hawkins

AEP TEXAS Inc., as Servicer
By:	Renee V. Hawkins
Title:	Managing Director Corporate Finance
			Page 5 of 5